SCHEDULE OF EXPECTED AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS (Details)	Mar. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 895,599
2024	1,194,132
2025	1,171,745
2026	1,104,583
2027	828,438
Total	$ 5,194,497